Derivative financial instruments - Carrying and notional amounts of hedges (Details) - Cash flow hedges $ in Millions	Dec. 31, 2020 USD ($) MMBTU	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	$ 4	$ 1
Hedging instrument, liabilities	0	(4)
Highly probable forecast capital expenditure | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	4	1
Hedging instrument, liabilities	0	(4)
Nominal amounts of hedging instruments	162	$ 150
Highly probable forecast sales | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0
Hedging instrument, liabilities	$ 0
Nominal Amounts Of Hedging Instruments | MMBTU	(175)
Highly probable forecast sales | Commodity price risk | Within one year
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instruments | MMBTU	135
Highly probable forecast sales | Commodity price risk | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instruments | MMBTU	40